Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 244,497	$ 184,835	$ 182,929
Cash and cash equivalents - Fair Value	244,497	184,835
Restricted cash - Carrying Amount	12,055	12,935	$ 9,657
Restricted cash - Fair value	12,055	12,935
Margin deposits - Carrying Amount	5,617	0
Margin deposits - Fair Value	5,617	0
Debt - Carrying amount	(1,469,835)	(1,544,551)
Debt - Fair Value	$ (1,469,835)	$ (1,544,551)